CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Revenues
Products	$ 6,346,050	$ 7,453,222
Services	9,503,819	7,800,750
Total revenues	15,849,869	15,253,972
Cost of sales
Products	4,709,767	5,290,535
Services	6,109,974	4,098,363
Total cost of sales	10,819,741	9,388,898
Gross profit	5,030,128	5,865,074
Operating expenses
General and administrative	7,018,133	6,643,120
Selling	1,423,587	1,225,580
Aborted public offering costs	258,512	0
Total operating expenses	8,700,232	7,868,700
Loss from operations	(3,670,104)	(2,003,626)
Other income (expense)
Interest and other income	3,958	48,397
Interest expense	(141,065)	(71,208)
Total other income (expense)	(137,107)	(22,811)
Loss before income taxes	(3,807,211)	(2,026,437)
Consolidated net loss	(3,807,211)	(2,026,437)
Less: Loss attributable to the noncontrolling interest	357,722	389,480
Net loss attributable to Tecogen Inc.	$ (3,449,489)	$ (1,636,957)
Net loss per share - basic and diluted (usd per share)	$ (0.26)	$ (0.12)
Weighted average shares outstanding - basic and diluted (shares)	13,385,155	13,135,071